Indebtedness (Interest Expense Recognized On Convertible Senior Subordinated Notes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
1 3/4% Convertible Senior Subordinated Notes Due December 31, 2033 [Member]
Interest expense	$ 0.9	$ 10.8	$ 11.3
1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member]
Interest expense	$ 10.7	$ 10.2	$ 9.8